Vessels, Net, Acquisitions and Sales (Details) $ in Thousands		6 Months Ended	12 Months Ended
	May 26, 2020 USD ($)	Jun. 30, 2020 USD ($) Vessel	Dec. 31, 2019 USD ($) Vessel
Vessels, Net [Abstract]
Advances for vessels acquisitions and other costs		$ 1,140	$ 0
Scrubbers [Member]
Vessels, Net [Abstract]
Number of vessels having scrubbers installed | Vessel		1	5
Additions		$ 3,673	$ 21,435
Capitalized Expenditures [Member]
Vessels, Net [Abstract]
Additions		383	$ 31
Capesize Vessel [Member]
Vessels, Net [Abstract]
Purchase price	$ 11,400
Advances for vessels acquisitions and other costs		$ 1,140